Capital Reserve (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Capital contributions	$ 4,592,641
Other reserves [Member]
Capital contributions	$ 4,592,641
Allocation of opening non-controlling interest		$ 29,436,057